DEPOSITS AND PREPAYMENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Deposits And Prepayments
DEPOSITS AND PREPAYMENTS

NOTE – 12 DEPOSITS AND PREPAYMENTS

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Rental and other deposits	$1,057,673	$1,405,523
Prepayments for events	10,220,783	13,504,731
Prepayments for purchase of ERP system	-	3,800,000
Prepaid administrative expenses	-	6,819,483

Total	$11,278,456	$25,529,737

Rental and other deposits represented rental deposits for office and shops and other deposits mainly for e-ticket system.

Prepayment for events represented prepayments for events which had not occurred as of the end of the reporting period.

Prepaid administrative expenses represented prepayments for the investor and public relations expenses and senior officers’ liability insurance covering until July 2027.

NOTE – 12 DEPOSITS AND PREPAYMENTS

	As of March 31,
	2024	2025
	HKD	HKD

Rental and other deposits	$290,814	$1,057,673
Prepayments for events	-	10,220,783
	$290,814	$11,278,456

Rental and other deposits represented rental deposits for office and shops and other deposits mainly for e-ticket system.

Prepayment for events represented prepayments for events which had not occurred as of March 31, 2025. There is no such prepayment as of March 31, 2024.